United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
September 30, 2007.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	11/06/07

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      509    20050 SH       SOLE                    20050
3M                             COM              88579Y101      233     2492 SH       SOLE                     2492
AT&T Inc                       COM              00206R102     1399    33054 SH       SOLE                    33054
Abbott Labs                    COM              002824100      204     3800 SH       SOLE                     3800
Akamai Technologies            COM              00971T101     1434    49920 SH       SOLE                    49920
Allegheny Technologies         COM              01741R102      852     7750 SH       SOLE                     7750
Alliance-Bernstein Holding LP  COM              01881G106     2448    27795 SH       SOLE                    27795
American Express               COM              025816109      950    15995 SH       SOLE                    15995
Apple Inc                      COM              037833100     4158    27095 SH       SOLE                    27095
Baker Hughes                   COM              057224107     3762    41625 SH       SOLE                    41625
Bank of America                COM              060505104     7074   140715 SH       SOLE                   140715
Baxter International           COM              071813109     1148    20397 SH       SOLE                    20397
Berkshire Hathaway Class A     COM                             237        2 SH       SOLE                        2
CB Richard Ellis Group         COM              12497T101     2211    79414 SH       SOLE                    79414
ChevronTexaco                  COM              166764100      742     7930 SH       SOLE                     7930
Cisco Systems                  COM              17275R102     3867   116733 SH       SOLE                   116733
ConocoPhillips                 COM              20825C104     3461    39427 SH       SOLE                    39427
Constellation Energy Group     COM              210371100     1290    15040 SH       SOLE                    15040
Corporate Office Properties Tr COM              22002T108     2356    56595 SH       SOLE                    56595
Covance                        COM              222816100     3883    49845 SH       SOLE                    49845
Danaher                        COM              235851102     4346    52549 SH       SOLE                    52549
Dow Chemical                   COM              260543103      305     7075 SH       SOLE                     7075
Dun & Bradstreet               COM              26483E100     3511    35605 SH       SOLE                    35605
Express Scripts                COM              302182100     2829    50685 SH       SOLE                    50685
Exxon Mobil                    COM              30231G102     7000    75629 SH       SOLE                    75629
FMC Technologies               COM              30249U101     1354    23480 SH       SOLE                    23480
Genentech                      COM              368710406      731     9365 SH       SOLE                     9365
General Electric               COM              369604103     2490    60144 SH       SOLE                    60144
General Growth Properties      COM              370021107     2621    48885 SH       SOLE                    48885
Genzyme Corp                   COM              372917104     1220    19695 SH       SOLE                    19695
Goldman Sachs                  COM              38141G104     1865     8604 SH       SOLE                     8604
Google Class A                 COM              38259P508     2996     5281 SH       SOLE                     5281
Hansen Natural Corp            COM              411310105     3135    55315 SH       SOLE                    55315
Harris                         COM              413875105     5175    89550 SH       SOLE                    89550
Hewlett-Packard                COM              428236103     4961    99642 SH       SOLE                    99642
Johnson & Johnson              COM              478160104      325     4940 SH       SOLE                     4940
Johnson Controls Inc           COM              478366107      548     4640 SH       SOLE                     4640
L-3 Communications             COM              502424104     1812    17745 SH       SOLE                    17745
LabCorp                        COM              50540R409     4821    61622 SH       SOLE                    61622
McDonald's                     COM              580135101     6117   112300 SH       SOLE                   112300
Microsoft                      COM              594918104     1958    66478 SH       SOLE                    66478
News Corp Ltd. ADR             COM              65248E104      810    36850 SH       SOLE                    36850
Nord Resources Corp            COM              655555100       84    57000 SH       SOLE                    57000
Omnicom Group                  COM              681919106     1827    37990 SH       SOLE                    37990
Penn National Gaming Inc       COM              707569109      263     4450 SH       SOLE                     4450
PepsiCo                        COM              713448108     3815    52070 SH       SOLE                    52070
Precision Castparts            COM              740189105     6084    41115 SH       SOLE                    41115
Procter & Gamble               COM              742718109     1735    24669 SH       SOLE                    24669
Quality Systems Inc            COM              747582104     2428    66286 SH       SOLE                    66286
SEI Investments                COM              784117103     4014   147150 SH       SOLE                   147150
Schlumberger                   COM              806857108     1267    12064 SH       SOLE                    12064
T. Rowe Price Group            COM              74144T108     5611   100758 SH       SOLE                   100758
Target                         COM              87612E106     3007    47295 SH       SOLE                    47295
Tower Group Inc                COM              891777104     2966   113275 SH       SOLE                   113275
United Technologies            COM              913017109     1330    16530 SH       SOLE                    16530
VF Corp                        COM              918204108      904    11195 SH       SOLE                    11195
Walgreen                       COM              931422109     3429    72586 SH       SOLE                    72586
Washington REIT                COM              939653101      320     9631 SH       SOLE                     9631
Wells Fargo                    COM              949746101     1723    48375 SH       SOLE                    48375
XTO Energy                     COM              98385X106     4404    71220 SH       SOLE                    71220
S&P Depositary Receipts                         78462F103    10579 69335.0000SH      SOLE               69335.0000
Schwab Institutional Select S&                                1019 83503.8620SH      SOLE               83503.8620
Vanguard Mid-Cap ETF                            922908629     3643 45748.0000SH      SOLE               45748.0000